UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIEX Dynamic Global Bond
Fund –
.
PAIEX Dynamic Global Bond
Fund–
.
Advisor  Class
RPEIX Dynamic Global Bond
Fund–
.
I  Class
TRDZX Dynamic Global Bond
Fund–
.
Z Class

T. ROWE PRICE Dynamic Global Bond Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Dynamic Global Bond Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Dynamic Global Bond Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Dynamic Global Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Dynamic Global Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Dynamic Global Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Dynamic Global Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Dynamic Global Bond Fund

DYNAMIC GLOBAL BOND FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $958.00 $3.40
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.51
Advisor Class
Actual   1,000.00   955.60   4.36
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.33   4.51
I Class
Actual   1,000.00   956.40   2.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.17   2.66
Z Class
Actual   1,000.00   958.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.70%,
the
2
Advisor Class was 0.90%, the
3
I Class was 0.53%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 8.52 $ 9.54 $ 9.89 $ 9.22 $ 9.49 $ 9.82
Investment activities
Net investment
income
(1)(2)
0.22 0.43 0.16 0.24 0.29 0.28
Net realized and
unrealized gain/loss (0.57) (0.10) (0.15) 0.62 (0.33) (0.20)
Total from
investment activities (0.35) 0.33 0.01 0.86 (0.04) 0.08
Distributions
Net investment
income (0.19) (0.25) (0.23) (0.19) (0.05) (0.24)
Net realized gain — (1.10) (0.13) — — (0.17)
Tax return of capital — — — — (0.18) —
Total distributions (0.19) (1.35) (0.36) (0.19) (0.23) (0.41)
NET ASSET VALUE
End of period $ 7.98 $ 8.52 $ 9.54 $ 9.89 $ 9.22 $ 9.49

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(4.20)% 3.60% 0.07% 9.42% (0.40)% 0.87%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.70%
(4)
0.71% 0.68% 0.65% 0.65% 0.68%
Net expenses after
waivers/payments
by Price Associates 0.70%
(4)
0.71% 0.68% 0.65% 0.65% 0.68%
Net investment
income 5.24%
(4)
4.46% 1.64% 2.60% 3.12% 2.88%
Portfolio turnover rate 49.8% 134.3% 112.7% 146.1% 188.3% 165.2%
Net assets, end of
period (in millions) $486 $546 $133 $407 $3,156 $3,280
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 8.50 $ 9.51 $ 9.88 $ 9.20 $ 9.47 $ 9.81
Investment activities
Net investment
income
(1)(2)
0.21 0.39 0.28 0.23 0.27 0.25
Net realized and
unrealized gain/loss (0.58) (0.06) (0.31) 0.62 (0.33) (0.20)
Total from
investment activities (0.37) 0.33 (0.03)
(3)
0.85 (0.06) 0.05
Distributions
Net investment
income (0.18) (0.24) (0.21) (0.17) (0.05) (0.22)
Net realized gain — (1.10) (0.13) — — (0.17)
Tax return of capital — — — — (0.16) —
Total distributions (0.18) (1.34) (0.34) (0.17) (0.21) (0.39)
NET ASSET VALUE
End of period $ 7.95 $ 8.50 $ 9.51 $ 9.88 $ 9.20 $ 9.47

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(4.44)% 3.53% (0.33)% 9.28% (0.66)% 0.60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.92%
(5)
1.04% 1.21% 0.96% 1.21% 1.25%
Net expenses after
waivers/payments
by Price Associates 0.90%
(5)
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment
income 5.05%
(5)
4.08% 2.83% 2.41% 2.87% 2.59%
Portfolio turnover rate 49.8% 134.3% 112.7% 146.1% 188.3% 165.2%
Net assets, end of
period (in thousands) $535 $557 $147 $158 $271 $378
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 8.52 $ 9.53 $ 9.89 $ 9.22 $ 9.49 $ 9.82
Investment activities
Net investment
income
(1)(2)
0.22 0.41 0.26 0.23 0.30 0.30
Net realized and
unrealized gain/loss (0.59) (0.05) (0.24) 0.65 (0.33) (0.21)
Total from
investment activities (0.37) 0.36 0.02 0.88 (0.03) 0.09
Distributions
Net investment
income (0.19) (0.27) (0.25) (0.21) (0.05) (0.25)
Net realized gain — (1.10) (0.13) — — (0.17)
Tax return of capital — — — — (0.19) —
Total distributions (0.19) (1.37) (0.38) (0.21) (0.24) (0.42)
NET ASSET VALUE
End of period $ 7.96 $ 8.52 $ 9.53 $ 9.89 $ 9.22 $ 9.49

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(4.36)% 3.92% 0.18% 9.59% (0.26)% 0.98%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.53%
(4)
0.52% 0.50% 0.51% 0.51% 0.54%
Net expenses after
waivers/payments
by Price Associates 0.53%
(4)
0.52% 0.50% 0.51% 0.51% 0.54%
Net investment
income 5.41%
(4)
4.24% 2.63% 2.43% 3.27% 3.04%
Portfolio turnover rate 49.8% 134.3% 112.7% 146.1% 188.3% 165.2%
Net assets, end of
period (in millions) $671 $731 $568 $535 $1,456 $1,161
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.52 $ 9.53 $ 9.90 $ 9.34
Investment activities
Net investment income
(2)(3)
0.25 0.45 0.36 0.24
Net realized and unrealized gain/loss (0.59) (0.04) (0.30) 0.52
Total from investment activities (0.34) 0.41 0.06 0.76
Distributions
Net investment income (0.22) (0.32) (0.30) (0.20)
Net realized gain — (1.10) (0.13) —
Total distributions (0.22) (1.42) (0.43) (0.20)
NET ASSET VALUE
End of period $ 7.96 $ 8.52 $ 9.53 $ 9.90
Ratios/Supplemental Data
Total return
(3)(4)
(4.11)% 4.45% 0.57% 8.21%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.51%
(5)
0.51% 0.50% 0.51%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 5.94%
(5)
4.68% 3.67% 3.06%
(5)
Portfolio turnover rate 49.8% 134.3% 112.7% 146.1%
Net assets, end of period (in millions) $3,243 $3,206 $3,833 $3,170
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 5.90%, 6/9/28 (EUR)  (1) 7,210,000 7,713
Total Albania (Cost
$7,636
)
7,713
AUSTRALIA 1.8%
Government Bonds 1.8%
Commonwealth of Australia, Series 162, 1.75%, 6/21/51  200,113,000 77,784
Total Australia (Cost
$87,112
)
77,784
AUSTRIA 0.5%
Government Bonds 0.5%
Republic of Austria, 0.85%, 6/30/2120  (1) 53,475,000 23,703
Total Austria (Cost
$24,528
)
23,703
BRAZIL 7.0%
Corporate Bonds 0.7%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD)  (1) 17,530,000 14,182
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD)  (1) 13,800,000 13,571
27,753
Government Bonds 6.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  1,134,928,000 235,701
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  210,429,000 42,750
278,451
Total Brazil (Cost
$276,551
)
306,204
CANADA 3.9%
Corporate Bonds 0.3%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD)  (2) 15,285,000 15,606
15,606
Government Bonds 3.6%
Government of Canada, 1.75%, 12/1/53  45,979,000 25,558
Government of Canada, 2.50%, 12/1/32  186,960,000 132,160
157,718
Total Canada (Cost
$172,980
)
173,324

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 1.6%
Government Bonds 1.6%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33  (1) 52,940,000,000 70,003
Total Chile (Cost
$68,108
)
70,003
CHINA 0.5%
Corporate Bonds 0.5%
CIFI Holdings Group, 4.375%, 4/12/27 (USD)  (3)(4) 11,400,000 1,323
CIFI Holdings Group, 4.45%, 8/17/26 (USD)  (3)(4) 10,055,000 1,141
Country Garden Holdings, 3.30%, 1/12/31 (USD)  22,424,000 6,154
Kaisa Group Holdings, 8.50%, 6/30/22 (USD)  (3)(4) 15,890,000 1,063
Kaisa Group Holdings, 11.50%, 1/30/23 (USD)  (3)(4) 8,854,000 592
Kaisa Group Holdings, 11.70%, 11/11/25 (USD)  (3)(4) 2,800,000 187
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (3)(4) 13,051,000 870
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  (5) 11,115,000 7,761
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  (3)(4) 17,195,000 1,315
Shimao Group Holdings, 5.20%, 1/16/27 (USD)  (3)(4) 2,220,000 190
Times China Holdings, 6.20%, 3/22/26 (USD)  (3)(4) 3,220,000 246
Times China Holdings, 6.75%, 7/8/25 (USD)  (3)(4) 12,750,000 969
Total China (Cost
$89,905
)
21,811
COLOMBIA 2.7%
Government Bonds 2.6%
Republic of Colombia, Series B, 13.25%, 2/9/33  397,809,500,000 111,958
111,958
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $1,247 (USD)  (3)(6) † 1,518
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,416 (USD)  (3)(6) † 3,412
4,930
Total Colombia (Cost
$96,237
)
116,888
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 2.75%, 5/3/49  20,454,000 18,360
Total Cyprus (Cost
$19,884
)
18,360

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CZECHIA 1.3%
Government Bonds 1.3%
Republic of Czech, Series 138, 1.75%, 6/23/32  1,550,000,000 57,985
Total Czechia (Cost
$53,966
)
57,985
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD)  (1) 5,435,000 5,099
Total Dominican Republic (Cost
$4,757
)
5,099
FRANCE 0.1%
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28  (1) 3,780,000 2,005
Total France (Cost
$3,704
)
2,005
GERMANY 6.8%
Government Bonds 6.8%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  281,363,807 299,904
Total Germany (Cost
$328,867
)
299,904
HUNGARY 2.0%
Government Bonds 2.0%
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  22,085,120,000 54,975
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  16,628,100,000 33,467
Total Hungary (Cost
$77,002
)
88,442
INDIA 0.7%
Corporate Bonds 0.3%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,540
14,540
Government Bonds 0.4%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,808
14,808
Total India (Cost
$35,088
)
29,348

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 0.9%
Government Bonds 0.9%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  579,300,000,000 40,227
Total Indonesia (Cost
$38,240
)
40,227
IRELAND 0.9%
Corporate Bonds 0.9%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  (5) 13,050,000 11,272
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  15,025,000 12,255
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.772%, 9/29/23
(USD)  6,390,000 6,382
Avolon Holdings Funding, 6.375%, 5/4/28 (USD)  (1) 9,735,000 9,608
Total Ireland (Cost
$43,599
)
39,517
ISRAEL 2.4%
Government Bonds 2.4%
State of Israel, Series 0347, 3.75%, 3/31/47  308,651,000 79,371
State of Israel, Series 1152, 2.80%, 11/29/52  129,700,000 26,986
Total Israel (Cost
$134,446
)
106,357
ITALY 0.1%
Corporate Bonds 0.1%
Enel Finance International, 7.75%, 10/14/52 (USD)  (1) 5,200,000 6,074
Total Italy (Cost
$4,942
)
6,074
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  9,700,000 8,890
Total Ivory Coast (Cost
$8,636
)
8,890
MALAYSIA 0.7%
Government Bonds 0.7%
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 15,542
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 16,101
Total Malaysia (Cost
$30,759
)
31,643

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 17.1%
Corporate Bonds 1.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  (5) 73,650,000 61,114
61,114
Government Bonds 15.7%
United Mexican States, Series M, 5.75%, 3/5/26  1,622,900,000 86,754
United Mexican States, Series M, 7.50%, 6/3/27  7,248,200,000 403,082
United Mexican States, Series M, 7.75%, 5/29/31  1,396,570,000 77,216
United Mexican States, Series M, 8.00%, 11/7/47  440,834,000 23,550
United Mexican States, Series M, 8.50%, 5/31/29  1,714,774,000 99,285
689,887
Total Mexico (Cost
$676,906
)
751,001
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR, Acquisition date: 4/1/19,
Cost $235  (3)(6) 597,196 248
248
Convertible Bonds 0.0%
Fortenova Group TopCo, Acquisition date: 4/1/19 - 4/1/22,
Cost $1,137, 2.50%, 4/1/24, (2.50% PIK)  (3)(6)(7) 2,557,406 1,060
1,060
Total Netherlands (Cost
$1,372
)
1,308
NEW ZEALAND 2.2%
Government Bonds 2.2%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  231,083,000 97,835
Total New Zealand (Cost
$126,477
)
97,835
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 29,302
Total Philippines (Cost
$37,309
)
29,302

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 0.2%
Corporate Bonds 0.2%
Qatar Energy, 2.25%, 7/12/31 (USD)  8,240,000 6,921
Total Qatar (Cost
$8,290
)
6,921
ROMANIA 1.8%
Government Bonds 1.8%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  313,590,000 63,714
Republic of Romania, Series 15YR, 5.80%, 7/26/27  64,950,000 13,873
Total Romania (Cost
$93,416
)
77,587
SERBIA 2.1%
Government Bonds 2.1%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 54,471
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  4,596,480,000 38,119
Total Serbia (Cost
$105,751
)
92,590
SOUTH AFRICA 2.3%
Government Bonds 2.3%
Republic of South Africa, Series 2030, 8.00%, 1/31/30  920,000,000 43,198
Republic of South Africa, Series 2048, 8.75%, 2/28/48  1,490,134,000 57,476
Total South Africa (Cost
$122,023
)
100,674
SWEDEN 0.3%
Corporate Bonds 0.3%
Castellum, 2.125%, 11/20/23 (EUR)  12,220,000 13,106
Total Sweden (Cost
$11,842
)
13,106
SWITZERLAND 0.3%
Corporate Bonds 0.3%
UBS Group, 3.75%, 3/26/25 (USD)  1,830,000 1,748
UBS Group, 4.55%, 4/17/26 (USD)  5,235,000 5,021
UBS Group, VR, 1.305%, 2/2/27 (USD)  (1)(2) 5,590,000 4,866
UBS Group, VR, 2.193%, 6/5/26 (USD)  (1)(2) 2,920,000 2,671
Total Switzerland (Cost
$14,185
)
14,306

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 2.8%
Government Bonds 2.8%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 26,569
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  3,653,728,485 98,043
Total Thailand (Cost
$139,521
)
124,612
UNITED KINGDOM 10.4%
Corporate Bonds 0.2%
Barclays, VR, 6.125% (USD)  (2)(8) 8,109,000 7,075
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,165
Motion Bondco, 6.625%, 11/15/27 (USD)  (1)(5) 2,200,000 2,024
10,264
Government Bonds 10.2%
United Kingdom Gilt, 0.50%, 10/22/61  96,560,000 38,813
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  330,315,731 410,701
449,514
Total United Kingdom (Cost
$427,154
)
459,778
UNITED STATES 11.4%
Asset-Backed Securities 3.1%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53  (1) 6,500,000 6,395
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  6,835,000 6,810
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26  (1) 7,960,000 7,884
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,975,000 2,910
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48  (1) 2,341,750 2,237
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49  (1) 4,815,350 4,367
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28  (1) 17,480,000 15,890
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52  (1) 19,056,000 19,077
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  12,430,000 12,389
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (1) 10,749,767 10,018

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50  (1) 4,460,625 3,796
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  13,260,000 13,208
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  13,095,000 13,040
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29  (1) 1,413,611 1,406
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39  (1) 1,095,000 1,045
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (1) 9,671,592 9,511
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
C, 5.916%, 8/16/32  (1) 1,787,954 1,777
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (1) 4,213,198 4,196
135,956
Bank Loans 1.0% (9)
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%,
8.807%, 8/21/26  7,868,438 7,500
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 7.00%, 6/4/29  5,600,000 4,494
IRB Holding, FRN, 1M TSFR + 3.00%, 8.202%, 12/15/27  4,609,148 4,573
Life Time, FRN, 1M TSFR + 4.50%, 9.80%, 1/15/26  2,496,426 2,496
Nascar Holdings, FRN, 1M TSFR + 2.50%, 7.717%, 10/19/26  746,598 747
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 9.995%, 4/11/29  24,501,000 21,512
RealPage, FRN, 1M USD LIBOR + 3.00%, 8.217%, 4/24/28  2,667,488 2,607
43,929
Corporate Bonds 4.9%
Capital One Financial, VR, 6.312%, 6/8/29  (2) 10,620,000 10,557
Capital One Financial, VR, 6.377%, 6/8/34  (2) 10,620,000 10,518
CEC Entertainment, 6.75%, 5/1/26  (1) 11,860,000 11,311
Charles Schwab, VR, 5.643%, 5/19/29  (2) 11,000,000 10,990
Charles Schwab, VR, 5.853%, 5/19/34  (2) 8,800,000 8,899
CoreLogic, 4.50%, 5/1/28  (1) 11,695,000 9,429
Diamond Sports Group, 5.375%, 8/15/26  (1)(3)(4) 34,830,000 1,176
DISH Network, 11.75%, 11/15/27  (1) 25,935,000 25,319
Fifth Third Bancorp, 2.375%, 1/28/25  3,470,000 3,260
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 2,961
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,055
Fifth Third Bank, VR, 5.852%, 10/27/25  (2) 4,148,000 4,046
Hyundai Capital America, 5.50%, 3/30/26  (1) 7,285,000 7,219
NGL Energy Partners, 6.125%, 3/1/25  6,781,000 6,510
Ovintiv, 6.25%, 7/15/33  5,400,000 5,311
Ovintiv, 7.10%, 7/15/53  8,170,000 8,350

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26  (1)(5) 14,775,000 14,239
SBA Tower Trust, 2.836%, 1/15/25  (1) 7,420,000 6,995
Southern, VR, 1.875%, 9/15/81 (EUR)  (2) 7,590,000 6,470
Stagwell Global, 5.625%, 8/15/29  (1) 17,057,000 14,669
Townsquare Media, 6.875%, 2/1/26  (1) 9,850,000 9,431
Venture Global LNG, 8.375%, 6/1/31  (1) 28,855,000 28,891
Vistra, VR, 7.00%  (1)(2)(8) 7,285,000 6,356
213,962
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (10) 4,847,592 2,442
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  167,584 161
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 809
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 976
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 859
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 712
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 936
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 947
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  573,961 574
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,144,738 1,173
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,194
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,195
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,184
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,280,000 10,676
23,838
Non-U.S. Government Mortgage-Backed Securities 1.9%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 6,998
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 6,588
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 4,705
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1,
CMO, ARM, 4.272%, 11/25/61  (1) 4,230,450 4,067

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 7.343%, 4/15/34  (1) 5,535,000 5,378
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (1) 4,517,000 3,148
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.817%, 5/25/42  (1) 5,579,994 5,688
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M TSFR + 1.579%, 6.726%, 7/15/36  (1) 7,500,000 7,051
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.367%, 2/25/42  (1) 9,061,480 9,009
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57  (1) 1,209,190 1,143
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58  (1) 965,956 925
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58  (1) 2,116,888 1,995
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57  (1) 13,920,043 12,104
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67  (1) 16,333,777 14,192
82,991
Total United States (Cost
$522,552
)
500,676
SHORT-TERM INVESTMENTS 8.1%
Money Market Funds 8.1%
T. Rowe Price Government Reserve Fund, 5.13%  (11)(12) 358,628,370 358,628
Total Short-Term Investments (Cost $358,628) 358,628
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.13%  (11)(12) 3,384,175 3,384
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,384

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.13%  (11)(12) 19,604,050 19,604
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 19,604
Total Securities Lending Collateral (Cost $22,988) 22,988
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.4%
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Comerica, Put,
1/19/24 @ $20.00  (3) 15,538 65,819 1,282
Barclays Bank
S&P 500 Index,
Put, 8/18/23 @
$3,950.00  (3) 1,446 643,525 1,012
Citibank
Credit Default
Protection Sold
(Relevant Credit:
Markit CDX.
NA.HY-S40,
5 Year Index,
6/20/28), Receive
5.00% Quarterly,
Pay upon credit
default, 7/19/23 @
1.03%*  (3) 2 215,000 468
Citibank
USD / CNH,
Call, 1/15/24 @
CNH7.37  (3) 1 178,350 1,435
Citibank
USD / JPY,
Put, 3/10/23 @
JPY141.00  (3) 1 88,420 1,534
Goldman Sachs
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.HY-S40, 5 Year
Index, 6/20/28), Pay
5.00% Quarterly,
Receive upon credit
default, 8/16/23 @
1.00%*  (3) 1 212,200 465

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
1.00% Quarterly,
Receive upon credit
default, 7/19/23 @
0.80%*  (3) 1 442,000 43
JPMorgan Chase
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
1.00% Quarterly,
Receive upon credit
default, 8/16/23 @
0.75%*  (3) 1 877,500 812
JPMorgan Chase
NASDAQ 100 Stock
Index, Put, 8/18/23
@ $13,800.00  (3) 31 47,056 200
JPMorgan Chase
Zions Bancorp, Put,
1/19/24 @ $15.00  (3) 22,071 59,283 2,979
Morgan Stanley
Euro STOXX 50
Index, Put, 9/15/23
@ 3,850.00 (EUR)  (3) 13,920 612,353 2,081
UBS Investment Bank
M&T Bank, Put,
12/15/23 @
$70.00  (3) 11,261 139,366 1,210
UBS Investment Bank
USD / GBP,
Call, 1/31/24 @
GBP1.20  (3) 1 222,950 2,200
Total Options Purchased (Cost $33,227) 15,721
Total Investments in Securities
95.4% of Net Assets
(Cost $4,308,588) $ 4,198,314

T. ROWE PRICE Dynamic Global Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$448,853 and represents 10.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Non-income producing
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$6,238 and represents 0.1% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Euro STOXX 50 Index, Put,
9/15/23 @ 4,375.00 (EUR) 3,130 137,692 (2,751)
Total Options Written (Premiums $(6,818)) $ (2,751)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (1.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.6)%
Credit Default Swaps, Protection Bought (0.7)%
Bahrain 0.0%
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) * 8,427 5 68 (63)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 (USD) * 15,413 434 448 (14)
Total Bahrain 516 (77)
United States (0.7)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 20,610 (2,434) (1,738) (696)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 70,237 (6,478) (4,597) (1,881)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 92,800 (10,957) (6,599) (4,358)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 43,927 (4,051) (2,511) (1,540)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 5,685 (865) (661) (204)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 24,750 (2,922) (2,158) (764)
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 * 2,045 62 209 (147)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 46,400 (5,479) (3,099) (2,380)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 185,116 (17,144) (13,785) (3,359)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 42,840 12,379 7,652 4,727
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 23,500 6,790 7,046 (256)
Total United States (20,241) (10,858)
Total Bilateral Credit Default Swaps, Protection
Bought (19,725) (10,935)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 12,000 1,208 1,493 (285)
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 16,950 1,707 1,507 200
Total Luxembourg 3,000 (85)
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,060 85 (71) 156
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 7,450 155 114 41

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 16,500 34 (127) 161
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 4,410 85 (78) 163
Total United States (162) 521
Total Bilateral Credit Default Swaps, Protection Sold 2,838 436
Total Return Swaps 0.0%
Japan (0.0)%
Morgan Stanley, Pay Underlying
Reference: SoftBank Group Monthly,
Receive Variable (0.450)% (JPY TONA +
(0.38)%) Monthly , 1/17/24 1,798,933 (542) — (542)
Total Japan — (542)
United States 0.0%
JPMorgan Chase, Pay Underlying
Reference: Okta Monthly, Receive Variable
4.477% (SOFR + (0.25)%) Monthly ,
1/18/24 10,574 971 — 971
Morgan Stanley, Pay Underlying
Reference: Crowdstrike Holdings, Class A
Monthly, Receive Variable 4.527% (SOFR
+ (0.20)%) Monthly , 1/18/24 13,280 1,104 — 1,104
Total United States — 2,075
Total Bilateral Total Return Swaps — 1,533
Total Bilateral Swaps (16,887) (8,966)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.5)%
Credit Default Swaps, Protection Bought (0.8)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 43,520 (1,967) (1,813) (154)
Total Canada (154)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.3)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/28 277,690 (12,464) (8,273) (4,191)
Total Foreign/Europe (4,191)
France (0.0)%
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 14,200 (417) (314) (103)
Total France (103)
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 7,215 (981) (1,598) 617
Total Luxembourg 617
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 4,047 5,767 (1,720)
Total South Africa (1,720)
United States (0.6)%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 12,270 226 725 (499)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 8,470 232 295 (63)
Protection Bought (Relevant Credit: Gap),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 21,620 2,946 3,682 (736)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 17,452 (2,254) (2,191) (63)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 23,770 2,237 4,279 (2,042)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 238,656 (7,870) (2,887) (4,983)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 200,540 (5,908) (687) (5,221)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,107,250 (16,866) (11,821) (5,045)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 8,180 248 901 (653)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 30,945 7 1,461 (1,454)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 4,250 20 55 (35)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 18,860 1,728 2,770 (1,042)
Total United States (21,836)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (27,387)
Credit Default Swaps, Protection Sold (0.0)%
United States (0.0)%
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 8,610 (51) (366) 315
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 10,900 (248) (831) 583
Total United States 898
Total Centrally Cleared Credit Default Swaps,
Protection Sold 898
Interest Rate Swaps 0.2%
India (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.051% Semi-Annually, Pay Variable
6.900% (1 Day INR MIBOR) Semi-Annually,
5/26/28 2,500,000 (313) — (313)
Total India (313)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Japan (0.0)%
10 Year Interest Rate Swap, Pay Fixed
0.658% Annually, Receive Variable
(0.058)% (JPY TONA) Annually, 5/2/33 6,062,147 (458) — (458)
10 Year Interest Rate Swap, Pay Fixed
0.659% Annually, Receive Variable
(0.058)% (JPY TONA) Annually, 5/2/33 6,062,146 (463) — (463)
10 Year Interest Rate Swap, Pay Fixed
0.660% Annually, Receive Variable
(0.058)% (JPY TONA) Annually, 5/2/33 3,031,073 (233) — (233)
Total Japan (1,154)
New Zealand 0.1%
2 Year Interest Rate Swap, Receive Fixed
5.074% Semi-Annually, Pay Variable
5.825% (3M NDBB) Quarterly, 2/21/25 227,776 427 1 426
2 Year Interest Rate Swap, Receive Fixed
5.079% Semi-Annually, Pay Variable
5.825% (3M NDBB) Quarterly, 2/21/25 329,869 637 — 637
2 Year Interest Rate Swap, Receive Fixed
5.235% Semi-Annually, Pay Variable
5.700% (3M NDBB) Quarterly, 5/29/25 130,998 (441) — (441)
2 Year Interest Rate Swap, Receive Fixed
5.369% Semi-Annually, Pay Variable
5.700% (3M NDBB) Quarterly, 2/28/25 199,068 1,152 — 1,152
2 Year Interest Rate Swap, Receive Fixed
5.380% Semi-Annually, Pay Variable
5.700% (3M NDBB) Quarterly, 2/28/25 25,742 152 — 152
2 Year Interest Rate Swap, Receive Fixed
5.425% Semi-Annually, Pay Variable
5.680% (3M NDBB) Quarterly, 2/28/25 235,220 1,530 — 1,530
2 Year Interest Rate Swap, Receive Fixed
5.475% Semi-Annually, Pay Variable
5.700% (3M NDBB) Quarterly, 7/4/25 78,000 — — —
Total New Zealand 3,456
Poland (0.2)%
5 Year Interest Rate Swap, Pay Fixed
5.465% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/2/28 231,279 (1,060) — (1,060)
5 Year Interest Rate Swap, Pay Fixed
5.470% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/2/28 108,741 (504) — (504)
5 Year Interest Rate Swap, Pay Fixed
5.480% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/1/28 108,741 (514) — (514)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
5.490% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/1/28 78,741 (381) (10) (371)
5 Year Interest Rate Swap, Pay Fixed
5.590% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 5/30/28 434,964 (2,549) — (2,549)
5 Year Interest Rate Swap, Pay Fixed
5.595% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 5/30/28 217,482 (1,286) — (1,286)
Total Poland (6,284)
United Kingdom 0.3%
5 Year Interest Rate Swap, Pay Fixed
4.982% Annually, Receive Variable 4.928%
(GBP SONIA) Annually, 6/21/28 191,615 1,238 — 1,238
5 Year Interest Rate Swap, Pay Fixed
5.048% Annually, Receive Variable 4.928%
(GBP SONIA) Annually, 6/29/28 16,500 44 — 44
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 3.612%
(GBP SONIA) Annually, 9/27/51 27,725 17,973 (2) 17,975
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 3.727%
(GBP SONIA) Annually, 10/11/72 14,144 (2,283) — (2,283)
Total United Kingdom 16,974
Total Centrally Cleared Interest Rate Swaps 12,679
Zero-Coupon Inflation Swaps 0.1%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 74,483 504 — 504
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,849 420 — 420
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,848 59 1 58
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 52,830 35 — 35
Total Foreign/Europe 1,017

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.1%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.440% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 42,863 167 — 167
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 25,514 85 — 85
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 42,864 142 1 141
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.486% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 21,526 144 — 144
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 43,052 273 — 273
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.498% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 67,722 386 1 385
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.532% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 43,164 118 — 118
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 43,164 91 — 91
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 45,322 78 — 78
Total United States 1,482
Total Centrally Cleared Zero-Coupon Inflation Swaps 2,499
Total Centrally Cleared Swaps (11,311)
Net payments (receipts) of variation margin to date 4,170
Variation margin receivable (payable) on centrally cleared swaps $ (7,141)
* Credit ratings as of June 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(51).

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/7/23 KRW 57,197,040 USD 44,388 $ (966)
Bank of America 7/7/23 USD 33,289 INR 2,752,897 (257)
Bank of America 7/7/23 USD 44,202 KRW 57,197,040 779
Bank of America 7/21/23 EUR 16,688 USD 18,121 109
Bank of America 7/21/23 EUR 101,551 USD 111,232 (298)
Bank of America 7/21/23 NOK 454,065 USD 42,252 86
Bank of America 7/21/23 USD 59,496 AUD 89,930 (450)
Bank of America 7/21/23 USD 173,005 MXN 3,188,685 (12,487)
Bank of America 7/21/23 USD 31,945 RON 144,152 238
Bank of America 8/11/23 CLP 17,730,521 USD 21,742 247
Bank of America 8/18/23 USD 7,899 ZAR 150,640 (65)
Bank of America 8/18/23 ZAR 705,271 USD 35,889 1,397
Bank of America 8/25/23 USD 133,765 SEK 1,441,383 (230)
Bank of America 9/8/23 USD 6,582 THB 227,811 113
Bank of America 10/6/23 KRW 57,197,040 USD 44,434 (788)
Barclays Bank 7/7/23 USD 9,155 INR 750,405 11
Barclays Bank 8/11/23 GBP 5,442 USD 6,892 21
Barclays Bank 8/11/23 USD 5,906 GBP 4,627 29
Barclays Bank 8/18/23 USD 45,114 ZAR 873,740 (1,079)
Barclays Bank 9/8/23 USD 2,934 THB 101,084 64
Barclays Bank 10/6/23 INR 750,405 USD 9,124 (10)
BNP Paribas 7/20/23 ILS 11,575 USD 3,190 (65)
BNP Paribas 7/21/23 EUR 13,972 USD 14,992 270
BNP Paribas 7/21/23 EUR 37,602 USD 41,108 (31)
BNP Paribas 7/21/23 MXN 423,806 USD 24,349 305
BNP Paribas 8/11/23 GBP 47,852 USD 60,498 289
BNP Paribas 8/11/23 GBP 30,000 USD 38,345 (235)
BNP Paribas 8/11/23 USD 34,432 CLP 27,851,613 (108)
BNP Paribas 8/18/23 HUF 4,353,355 USD 12,352 237
BNP Paribas 8/18/23 PLN 16,939 USD 4,064 91
BNP Paribas 8/18/23 USD 2,930 PLN 11,962 (5)
BNP Paribas 9/5/23 BRL 17,511 USD 3,543 71
BNP Paribas 9/5/23 USD 22,012 BRL 112,278 (1,156)
BNP Paribas 9/8/23 COP 20,353,439 USD 4,483 302
BNP Paribas 9/8/23 USD 22,325 COP 101,999,812 (1,658)
BNP Paribas 9/8/23 USD 18,308 MYR 83,788 197
BNY Mellon 7/21/23 USD 136,258 EUR 123,532 1,312
Canadian Imperial Bank
of Commerce 7/21/23 CAD 55,364 USD 41,964 (158)
Canadian Imperial Bank
of Commerce 7/21/23 USD 65,504 CAD 88,213 (1,107)
Citibank 7/7/23 USD 832 IDR 12,471,286 —

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 7/20/23 USD 119,683 ILS 433,795 $ 2,582
Citibank 7/21/23 AUD 33,894 USD 22,931 (337)
Citibank 7/21/23 MXN 66,665 USD 3,881 (3)
Citibank 7/21/23 RSD 266,398 USD 2,490 (11)
Citibank 7/21/23 USD 85,711 AUD 129,382 (533)
Citibank 7/21/23 USD 70,319 EUR 64,347 27
Citibank 7/21/23 USD 7,743 EUR 7,210 (133)
Citibank 7/21/23 USD 3,930 JPY 530,034 244
Citibank 7/21/23 USD 42,590 NZD 68,811 364
Citibank 7/21/23 USD 32,571 RSD 3,496,127 45
Citibank 8/11/23 USD 21,974 CLP 17,730,521 (14)
Citibank 8/11/23 USD 39,596 GBP 31,048 156
Citibank 8/18/23 USD 41,074 HUF 14,647,078 (1,282)
Citibank 8/18/23 USD 92,083 PLN 384,833 (2,330)
Citibank 8/18/23 USD 19,397 ZAR 371,888 (264)
Citibank 9/8/23 USD 50,780 COP 229,499,577 (3,180)
Citibank 9/15/23 CNH 517,239 USD 71,680 (74)
Citibank 10/6/23 IDR 12,471,286 USD 830 (3)
Citibank 10/6/23 USD 7,530 TWD 232,972 20
Deutsche Bank 7/7/23 INR 3,503,302 USD 42,465 225
Deutsche Bank 7/7/23 TWD 1,209,816 USD 38,952 (109)
Deutsche Bank 7/21/23 EUR 157,779 USD 174,317 (1,960)
Deutsche Bank 7/21/23 JPY 629,336 USD 4,623 (247)
Deutsche Bank 7/21/23 USD 47,229 AUD 69,297 1,036
Deutsche Bank 8/18/23 HUF 6,050,179 USD 17,325 171
Deutsche Bank 8/18/23 USD 3,294 HUF 1,137,340 5
Deutsche Bank 8/18/23 USD 5,592 HUF 1,955,709 (64)
Deutsche Bank 8/18/23 ZAR 663,155 USD 34,020 1,039
Deutsche Bank 9/5/23 USD 22,036 BRL 112,278 (1,132)
Deutsche Bank 9/8/23 USD 9,297 MYR 42,485 114
Deutsche Bank 10/6/23 USD 33,929 TWD 1,051,467 36
Goldman Sachs 7/7/23 IDR 613,264,035 USD 41,309 (440)
Goldman Sachs 7/7/23 TWD 1,852,353 USD 59,422 50
Goldman Sachs 7/7/23 USD 729 IDR 10,890,138 3
Goldman Sachs 7/7/23 USD 134,657 TWD 4,032,753 5,180
Goldman Sachs 7/20/23 ILS 8,837 USD 2,391 (6)
Goldman Sachs 7/21/23 EUR 96,798 USD 105,982 (240)
Goldman Sachs 7/21/23 NZD 2,877 USD 1,796 (31)
Goldman Sachs 7/21/23 USD 86,697 MXN 1,594,342 (6,049)
Goldman Sachs 7/21/23 USD 85,697 NOK 922,032 (275)
Goldman Sachs 7/21/23 USD 13,401 NZD 22,013 (107)
Goldman Sachs 8/11/23 USD 17,060 CLP 13,749,530 8

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 8/18/23 USD 207,957 ZAR 3,858,229 $ 3,982
Goldman Sachs 9/8/23 USD 41,510 THB 1,432,324 834
Goldman Sachs 9/15/23 USD 11,460 CNH 81,273 209
Goldman Sachs 10/6/23 IDR 10,890,138 USD 728 (5)
Goldman Sachs 10/6/23 INR 171,930 USD 2,090 (1)
Goldman Sachs 10/6/23 USD 59,718 TWD 1,852,353 8
HSBC Bank 7/7/23 TWD 970,585 USD 31,223 (61)
HSBC Bank 7/7/23 USD 39,062 IDR 589,902,611 (251)
HSBC Bank 8/11/23 USD 695,113 GBP 550,318 (3,961)
HSBC Bank 8/18/23 HUF 2,549,385 USD 7,189 183
HSBC Bank 8/18/23 ZAR 440,123 USD 22,620 649
HSBC Bank 9/8/23 USD 9,292 MYR 42,483 109
HSBC Bank 9/15/23 USD 117,535 CNH 831,499 2,424
HSBC Bank 10/6/23 USD 31,353 TWD 970,585 66
JPMorgan Chase 7/20/23 ILS 11,245 USD 3,034 2
JPMorgan Chase 7/21/23 AUD 7,662 USD 5,006 101
JPMorgan Chase 7/21/23 AUD 1,653 USD 1,105 (3)
JPMorgan Chase 7/21/23 CAD 3,409 USD 2,510 64
JPMorgan Chase 7/21/23 EUR 96,798 USD 106,074 (332)
JPMorgan Chase 7/21/23 JPY 12,723,648 USD 88,387 88
JPMorgan Chase 7/21/23 JPY 357,996 USD 2,586 (96)
JPMorgan Chase 7/21/23 MXN 45,650 USD 2,538 118
JPMorgan Chase 7/21/23 NZD 5,674 USD 3,442 40
JPMorgan Chase 7/21/23 RSD 266,541 USD 2,474 6
JPMorgan Chase 7/21/23 USD 9,557 AUD 14,524 (124)
JPMorgan Chase 7/21/23 USD 7,424 EUR 6,907 (121)
JPMorgan Chase 7/21/23 USD 5,873 NZD 9,652 (50)
JPMorgan Chase 7/21/23 USD 2,840 RON 13,144 (51)
JPMorgan Chase 8/11/23 GBP 4,991 USD 6,172 168
JPMorgan Chase 8/11/23 USD 7,003 GBP 5,507 8
JPMorgan Chase 8/18/23 USD 13,312 CZK 284,803 268
JPMorgan Chase 9/8/23 USD 35,875 THB 1,232,624 871
JPMorgan Chase 9/15/23 USD 124,356 CNH 882,691 2,158
Morgan Stanley 7/21/23 USD 25,098 EUR 23,029 (59)
Morgan Stanley 7/21/23 USD 9,134 MXN 156,611 24
Morgan Stanley 7/21/23 USD 170,778 MXN 3,141,092 (11,945)
Morgan Stanley 7/21/23 USD 1,416 NZD 2,359 (32)
Morgan Stanley 8/11/23 GBP 3,137 USD 4,009 (24)
Morgan Stanley 8/18/23 ZAR 218,997 USD 11,176 402
Morgan Stanley 9/5/23 USD 146,826 BRL 743,251 (6,540)
Morgan Stanley 9/8/23 USD 29,880 COP 135,999,749 (2,096)
RBC Dominion Securities 7/21/23 CAD 178,583 USD 134,126 724

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion Securities 7/21/23 USD 12,409 AUD 18,714 $ (66)
RBC Dominion Securities 7/21/23 USD 5,406 CAD 7,156 2
RBC Dominion Securities 7/21/23 USD 220,600 CAD 296,708 (3,447)
RBC Dominion Securities 7/21/23 USD 24,400 EUR 22,333 4
RBC Dominion Securities 7/21/23 USD 147,669 NZD 238,673 1,208
RBC Dominion Securities 8/11/23 GBP 4,177 USD 5,302 4
RBC Dominion Securities 8/11/23 USD 7,679 GBP 6,139 (119)
Standard Chartered 7/21/23 USD 163,572 MXN 3,009,120 (11,474)
Standard Chartered 9/8/23 MYR 39,385 USD 8,605 (92)
State Street 7/21/23 CAD 2,643 USD 1,971 25
State Street 7/21/23 EUR 160,033 USD 175,748 (929)
State Street 7/21/23 MXN 513,740 USD 28,524 1,361
State Street 7/21/23 NOK 467,967 USD 42,933 701
State Street 7/21/23 USD 142,768 EUR 130,644 53
State Street 7/21/23 USD 217,382 EUR 200,865 (2,041)
State Street 7/21/23 USD 210,729 JPY 29,609,850 4,832
State Street 7/21/23 USD 106,443 MXN 1,953,005 (7,167)
State Street 7/21/23 USD 79,448 NZD 128,161 803
State Street 7/21/23 USD 2,220 NZD 3,696 (49)
State Street 8/11/23 GBP 76,611 USD 97,395 (76)
State Street 8/11/23 USD 24,871 GBP 19,520 74
State Street 8/18/23 USD 21,676 ZAR 425,422 (815)
State Street 9/5/23 BRL 221,720 USD 44,942 808
State Street 9/5/23 USD 140,006 BRL 708,239 (6,135)
State Street 9/8/23 USD 8,513 COP 36,204,540 1
UBS Investment Bank 7/21/23 JPY 29,506,800 USD 218,973 (13,793)
UBS Investment Bank 7/21/23 USD 29,289 AUD 44,294 (237)
UBS Investment Bank 7/21/23 USD 107,185 EUR 98,625 (552)
UBS Investment Bank 8/11/23 USD 18,275 CLP 14,807,186 (88)
UBS Investment Bank 8/11/23 USD 16,962 GBP 13,700 (441)
UBS Investment Bank 8/18/23 PLN 35,104 USD 8,513 99
UBS Investment Bank 8/18/23 USD 78,034 HUF 27,172,375 (543)
UBS Investment Bank 8/18/23 USD 11,850 ZAR 225,960 (96)
UBS Investment Bank 8/18/23 ZAR 658,695 USD 33,568 1,256
UBS Investment Bank 9/5/23 BRL 45,494 USD 8,931 456
UBS Investment Bank 9/8/23 USD 20,344 COP 92,337,637 (1,366)
UBS Investment Bank 9/8/23 USD 29,894 PHP 1,683,178 (501)
UBS Investment Bank 9/8/23 USD 32,121 THB 1,106,649 694
Wells Fargo 8/11/23 GBP 90,074 USD 112,804 1,617
Net unrealized gain (loss) on open forward
currency exchange contracts $ (70,779)

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 2,203 Commonwealth of Australia ten year
bond contracts 9/23 170,486 $ (733)
Short, 1,909 Euro BOBL contracts 9/23 (241,036) 2,226
Short, 724 Euro BUXL thirty year bond contracts 9/23 (110,288) (2,730)
Short, 911 Euro OAT contracts 9/23 (127,640) 205
Long, 61 Government of Canada ten year bond
contracts 9/23 5,642 (8)
Short, 172 Japanese Bond ten year 9/23 (177,072) (589)
Short, 1,396 Mini ten year JGB contracts 9/23 (143,649) (540)
Long, 2,269 Republic of South Korea ten year bond
contracts 9/23 191,074 (108)
Short, 2,947 U.K. Gilt ten year contracts 9/23 (356,678) (723)
Long, 26,960 U.S. Treasury Notes five year contracts 9/23 2,887,248 (49,996)
Long, 6,548 U.S. Treasury Notes ten year contracts 9/23 735,115 (12,215)
Long, 6,988 U.S. Treasury Notes two year contracts 9/23 1,420,966 (16,688)
Short, 5,594 Ultra U.S. Treasury Bonds contracts 9/23 (762,008) (8,515)
Long, 5,134 Ultra U.S. Treasury Notes ten year
contracts 9/23 608,058 (7,012)
Short, 4,212 Three month SOFR contracts 12/23 (996,559) 5,579
Net payments (receipts) of variation margin to date 85,756
Variation margin receivable (payable) on open futures contracts $ (6,091)

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 3,592++
Totals $ —# $ — $ 3,592+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 534,699  ¤   ¤ $ 381,616
Total $ 381,616^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,592 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $381,616.

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,308,588) $ 4,198,314
Cash deposits on centrally cleared swaps 114,838
Cash deposits on futures contracts 102,523
Restricted cash pledged for bilateral derivatives 86,068
Interest receivable 49,779
Unrealized gain on forward currency exchange contracts 44,977
Receivable for investment securities sold 39,136
Bilateral swap premiums paid 18,537
Cash deposits on exchange-traded options 7,653
Unrealized gain on bilateral swaps 7,523
Foreign currency (cost $6,965) 6,823
Cash 2,597
Due from affiliates 1,252
Receivable for shares sold 1,164
Other assets 1,236
Total assets 4,682,420
Liabilities
Unrealized loss on forward currency exchange contracts 115,756
Payable for investment securities purchased 67,651
Bilateral swap premiums received 35,424
Obligation to return securities lending collateral 22,988
Unrealized loss on bilateral swaps 16,489
Variation margin payable on centrally cleared swaps 7,141
Variation margin payable on futures contracts 6,091
Payable for shares redeemed 4,487
Options written (premiums $6,818) 2,751
Investment management fees payable 1,684
Payable to directors 4
Other liabilities 226
Total liabilities 280,692
NET ASSETS $ 4,401,728

T. ROWE PRICE Dynamic Global Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (927,868)
Paid-in capital applicable to 552,664,445 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 5,329,596
NET ASSETS $ 4,401,728
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $486,305; Shares outstanding: 60,937,548) $ 7.98
Advisor Class
(Net assets: $535; Shares outstanding: 67,241) $ 7.95
I Class
(Net assets: $671,439; Shares outstanding: 84,320,968) $ 7.96
Z Class
(Net assets: $3,243,449; Shares outstanding: 407,338,688) $ 7.96

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $40) $ 124,641
Dividend 3,592
Securities lending 289
Total income 128,522
Expenses
Investment management 10,525
Shareholder servicing
Investor Class $ 486
I Class 37 523
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 20
I Class 12
Z Class 1 33
Custody and accounting 359
Registration 41
Legal and audit 24
Proxy and annual meeting 22
Directors 8
Miscellaneous 186
Waived / paid by Price Associates (7,876)
Total expenses 3,846
Net investment income 124,676

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (125,611)
Futures (37,273)
Swaps (49,302)
Options written 48,768
Forward currency exchange contracts (233,683)
Foreign currency transactions (3,701)
Net realized loss (400,802)
Change in net unrealized gain / loss
Securities 200,054
Futures (138,569)
Swaps (41,723)
Options written 2,522
Forward currency exchange contracts 70,361
Other assets and liabilities denominated in foreign currencies 685
Change in net unrealized gain / loss 93,330
Net realized and unrealized gain / loss (307,472)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (182,796)

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 124,676 $ 214,665
Net realized gain (loss) (400,802) 322,646
Change in net unrealized gain / loss 93,330 (343,926)
Increase (decrease) in net assets from operations (182,796) 193,385
Distributions to shareholders
Net earnings
Investor Class (12,032) (69,531)
Advisor Class (12) (75)
I Class (16,325) (102,522)
Z Class (81,059) (489,455)
Decrease in net assets from distributions (109,428) (661,583)
Capital share transactions
*
Shares sold
Investor Class 170,238 719,584
Advisor Class 78 583
I Class 142,320 566,295
Z Class 355,274 243,322
Distributions reinvested
Investor Class 11,940 69,337
Advisor Class 10 61
I Class 16,090 101,781
Z Class 80,984 489,455
Shares redeemed
Investor Class (206,674) (302,002)
Advisor Class (72) (161)
I Class (171,020) (422,336)
Z Class (189,809) (1,048,428)
Increase in net assets from capital share
transactions 209,359 417,491

T. ROWE PRICE Dynamic Global Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Decrease during period (82,865) (50,707)
Beginning of period 4,484,593 4,535,300
End of period $ 4,401,728 $ 4,484,593
*Share information (000s)
Shares sold
Investor Class 20,143 73,434
Advisor Class 9 61
I Class 17,038 58,752
Z Class 43,847 25,271
Distributions reinvested
Investor Class 1,439 8,096
Advisor Class 1 7
I Class 1,944 11,754
Z Class 9,782 56,146
Shares redeemed
Investor Class (24,765) (31,401)
Advisor Class (9) (17)
I Class (20,543) (44,241)
Z Class (22,768) (107,062)
Increase in shares outstanding 26,118 50,800

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks high current income. The fund has four classes of shares: the Dynamic Global Bond Fund (Investor Class), the Dynamic Global Bond
Fund–Advisor Class (Advisor Class), the Dynamic Global Bond Fund–I Class (I Class)
and the Dynamic Global Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and
Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds

T. ROWE PRICE Dynamic Global Bond Fund

are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered

T. ROWE PRICE Dynamic Global Bond Fund

part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Dynamic Global Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Dynamic Global Bond Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Dynamic Global Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,795,799 $ — $ 3,795,799
Common Stocks — 248 — 248
Private Investment Company
2
— — — 4,930
Short-Term Investments 358,628 — — 358,628
Securities Lending Collateral 22,988 — — 22,988
Options Purchased — 15,721 — 15,721
Total Securities 381,616 3,811,768 — 4,198,314
Swaps* — 52,187 — 52,187
Forward Currency Exchange
Contracts — 44,977 — 44,977
Futures Contracts* 8,010 — — 8,010
Total $ 389,626 $ 3,908,932 $ — $ 4,303,488
Liabilities
Options Written $ — $ 2,751 $ — $ 2,751
Swaps* — 89,351 — 89,351
Forward Currency Exchange
Contracts — 115,756 — 115,756
Futures Contracts* 99,857 — — 99,857
Total $ 99,857 $ 207,858 $ — $ 307,715
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities and Non-U.S. Government Mortgage-Backed
Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Global Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 2,499
Interest rate derivatives
Centrally Cleared Swaps
,
Futures 31,164
Foreign exchange derivatives
Forwards
,
Securities^ 50,146
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 26,247
Equity derivatives
Bilateral Swaps and Premiums
,
Securities^ 10,839
^
,*
Total $ 120,895
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 110,332
Foreign exchange derivatives Forwards 115,756
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 78,334
Equity derivatives
Bilateral Swaps and Premiums
,
Options
Written 3,293
Total $ 307,715
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,143 $ 1,143
Interest rate
derivatives (15,909) 2,989 (37,273) — 39,625 (10,568)
Foreign
exchange
derivatives (5,237) 12,309 — (233,683) — (226,611)
Credit
derivatives (8,675) 14,597 — — (85,200) (79,278)
Equity
derivatives (25,321) 18,873 — — (4,870) (11,318)
Total $ (55,142) $ 48,768 $ (37,273) $ (233,683) $ (49,302) $ (326,632)

T. ROWE PRICE Dynamic Global Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties,
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,737 $ 1,737
Interest rate
derivatives (4,060) — (138,569) — (55,964) (198,593)
Foreign
exchange
derivatives 550 — — 70,361 — 70,911
Credit
derivatives 1,545 (1,545) — — 10,971 10,971
Equity
derivatives (12,452) 4,067 — — 1,533 (6,852)
Total $ (14,417) $ 2,522 $ (138,569) $ 70,361 $ (41,723) $ (121,826)
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Global Bond Fund

also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all non-cleared bilateral derivatives, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives, subject to an initial margin threshold
(typically $50,000,000 per counterparty) and a minimum transfer amount of $100,000 to $250,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, and by the governments of France, Germany, Italy, Spain, or the
United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were

T. ROWE PRICE Dynamic Global Bond Fund

cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of June 30, 2023, cash of $225,014,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 2,969 $ (24,453) $ (21,484) $ 20,000 $ —
Barclays Bank 2,783 (1,089) 1,694 (1,530) 164
BNP Paribas 1,762 (3,258) (1,496) 1,701 205
BNY Mellon 1,312 — 1,312 (1,620) —
Canadian Imperial
Bank of Commerce — (1,265) (1,265) 1,260 —
Citibank 6,875 (8,164) (1,289) 2,630 1,341
Deutsche Bank 2,626 (3,512) (886) 680 —
Goldman Sachs 10,739 (23,027) (12,288) 8,100 —
HSBC Bank 3,431 (4,273) (842) (4,105) —
JPMorgan Chase 12,308 (3,699) 8,609 (4,010) 4,599
Morgan Stanley 22,780 (46,612) (23,832) 19,837 —
RBC Dominion
Securities 1,942 (3,632) (1,690) 300 —
Standard Chartered — (11,566) (11,566) 11,880 314
State Street 8,658 (17,212) (8,554) 5,690 —
UBS Investment
Bank 5,915 (17,617) (11,702) 13,990 2,288
Wells Fargo 1,617 — 1,617 (850) 767
Total $ 85,717 $ (169,379)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Global Bond Fund

denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 68%
and 82% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and

T. ROWE PRICE Dynamic Global Bond Fund

potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 35% and 163% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 78%
and 134% of net assets.

T. ROWE PRICE Dynamic Global Bond Fund

Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality;
to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount

T. ROWE PRICE Dynamic Global Bond Fund

and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2023, the notional amount of protection sold by the fund totaled $84,520,000
(1.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 87% and 172% of net assets.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however,

T. ROWE PRICE Dynamic Global Bond Fund

the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Dynamic Global Bond Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $21,879,000;
the value of cash collateral and related investments was $22,988,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $1,749,457,000 and $1,381,457,000, respectively, for the six months ended June 30, 2023. Purchases and sales of U.S. government securities aggregated $117,761,000 and $512,949,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Dynamic Global Bond Fund

At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,280,251,000. Net unrealized loss aggregated $294,228,000 at period-end, of which $292,881,000 related to appreciated investments and $587,109,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding

T. ROWE PRICE Dynamic Global Bond Fund

interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Dynamic Global Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $170,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2023, approximately 29% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
10,730 shares of the Advisor Class, representing 16% of the Advisor Class's net assets.
Advisor Class I Class Z Class
Expense limitation/I Class Limit 0.90% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$— $(7,876)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Dynamic Global Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Dynamic Global Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE Dynamic Global Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Dynamic Global Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

average daily net assets—and the fund pays its own expenses of operations. Under the
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of certain share classes of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group), third quintile (Expense Universe), and first quintile (Advisor Class Expense Group); and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Global Bond Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F35-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023